Loss per Share (Tables)	12 Months Ended
Jun. 30, 2019
Loss Per Share [Abstract]
Schedule of basic and diluted loss per share
	30 June 2019	30 June 2018	30 June 2017
	AUD$	AUD$	AUD$

Basic/Diluted loss per share (in cents)	3.20	2.30	6.40

a) Net loss used in the calculation of basic and diluted loss per share	4,632,743	3,010,929	6,804,154

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	144,740,535	133,660,556	105,866,110